Fees Summary	Oct. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 677,000.00
Previously Paid Amount	0.00
Total Fee Amount	58.90
Total Offset Amount	0.00
Net Fee	58.90
Narrative - Max Aggregate Offering Price	$ 677,000.00
Final Prospectus	true